Quarterly Holdings Report
for

Fidelity® Series Stock Selector Large Cap Value Fund

October 31, 2019

LDT-QTLY-1219
1.950977.106

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	3,351,800	$129,010,782
Verizon Communications, Inc.	3,540,103	214,070,028
		343,080,810
Entertainment - 1.8%
Cinemark Holdings, Inc.	1,746,719	63,929,915
The Walt Disney Co.	955,724	124,167,662
		188,097,577
Media - 3.1%
Comcast Corp. Class A	3,745,700	167,882,274
Discovery Communications, Inc. Class A (a)(b)	1,620,900	43,691,360
Interpublic Group of Companies, Inc.	4,904,000	106,662,000
		318,235,634

TOTAL COMMUNICATION SERVICES		849,414,021

CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.6%
Aptiv PLC	709,900	63,571,545
Hotels, Restaurants & Leisure - 2.6%
McDonald's Corp.	961,200	189,068,040
Royal Caribbean Cruises Ltd.	691,700	75,277,711
		264,345,751
Household Durables - 0.9%
Lennar Corp. Class A	1,470,900	87,665,640
Leisure Products - 0.4%
Brunswick Corp.	782,300	45,561,152
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	647,000	71,428,800
Specialty Retail - 1.0%
Burlington Stores, Inc. (a)	302,100	58,054,557
Ulta Beauty, Inc. (a)	165,500	38,586,325
		96,640,882

TOTAL CONSUMER DISCRETIONARY		629,213,770

CONSUMER STAPLES - 8.4%
Beverages - 0.8%
PepsiCo, Inc.	187,100	25,664,507
The Coca-Cola Co.	1,000,900	54,478,987
		80,143,494
Food & Staples Retailing - 1.2%
Walmart, Inc.	1,012,971	118,780,979
Food Products - 2.0%
Conagra Brands, Inc.	470,300	12,721,615
Mondelez International, Inc.	1,583,252	83,041,567
Post Holdings, Inc. (a)	327,132	33,661,883
The Kraft Heinz Co.	424,829	13,734,722
TreeHouse Foods, Inc. (a)	600,067	32,415,619
Tyson Foods, Inc. Class A	348,200	28,827,478
		204,402,884
Household Products - 2.9%
Colgate-Palmolive Co.	365,100	25,045,860
Kimberly-Clark Corp.	404,500	53,749,960
Procter & Gamble Co.	1,777,472	221,313,039
		300,108,859
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	486,300	17,020,500
Tobacco - 1.3%
Altria Group, Inc.	1,004,400	44,987,076
Philip Morris International, Inc.	1,092,746	88,993,234
		133,980,310

TOTAL CONSUMER STAPLES		854,437,026

ENERGY - 7.9%
Energy Equipment & Services - 0.3%
Baker Hughes, A GE Co. Class A	1,653,881	35,393,053
Oil, Gas & Consumable Fuels - 7.6%
BP PLC sponsored ADR (b)	2,350,893	89,122,354
Cenovus Energy, Inc. (Canada)	10,057,183	85,674,279
Cheniere Energy, Inc. (a)	1,442,300	88,773,565
ConocoPhillips Co.	2,034,106	112,282,651
Hess Corp.	926,100	60,891,075
Marathon Petroleum Corp.	1,171,400	74,911,030
Noble Energy, Inc.	2,433,100	46,861,506
Suncor Energy, Inc.	4,013,700	119,335,276
Valero Energy Corp.	994,500	96,446,610
		774,298,346

TOTAL ENERGY		809,691,399

FINANCIALS - 23.5%
Banks - 9.5%
Bank of America Corp.	10,008,100	312,953,289
Citigroup, Inc.	2,620,300	188,294,758
DNB ASA	1,636,800	29,741,716
First Horizon National Corp.	2,004,662	32,014,452
Huntington Bancshares, Inc.	6,932,300	97,953,399
KeyCorp	5,085,500	91,386,435
SunTrust Banks, Inc.	1,247,700	85,267,818
Wells Fargo & Co.	2,488,300	128,470,929
		966,082,796
Capital Markets - 2.9%
BlackRock, Inc. Class A	150,000	69,255,000
Cboe Global Markets, Inc.	466,100	53,671,415
E*TRADE Financial Corp.	1,575,600	65,844,324
Morgan Stanley	2,338,600	107,692,530
		296,463,269
Consumer Finance - 4.3%
Ally Financial, Inc.	1,478,900	45,298,707
Capital One Financial Corp.	3,009,000	280,589,250
SLM Corp.	2,861,900	24,154,436
Synchrony Financial	2,583,400	91,374,858
		441,417,251
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B (a)	976,100	207,499,338
Insurance - 4.7%
American International Group, Inc.	1,840,030	97,447,989
Hartford Financial Services Group, Inc.	1,498,400	85,528,672
Marsh & McLennan Companies, Inc.	310,600	32,184,372
MetLife, Inc.	1,711,151	80,064,755
The Travelers Companies, Inc.	738,164	96,743,774
Willis Group Holdings PLC	473,400	88,478,460
		480,448,022

TOTAL FINANCIALS		2,391,910,676

HEALTH CARE - 12.1%
Biotechnology - 1.0%
Amgen, Inc.	65,700	14,010,525
Biogen, Inc. (a)	67,500	20,162,925
Regeneron Pharmaceuticals, Inc. (a)	63,400	19,418,152
Vertex Pharmaceuticals, Inc. (a)	243,300	47,560,284
		101,151,886
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	665,700	55,659,177
Baxter International, Inc.	222,800	17,088,760
Becton, Dickinson & Co.	291,400	74,598,400
Boston Scientific Corp. (a)	1,347,300	56,182,410
Danaher Corp.	712,500	98,196,750
Medtronic PLC	912,264	99,345,550
		401,071,047
Health Care Providers & Services - 2.4%
Anthem, Inc.	223,700	60,193,196
Cardinal Health, Inc.	151,500	7,491,675
Cigna Corp.	279,876	49,946,671
CVS Health Corp.	878,436	58,319,366
HCA Holdings, Inc.	198,200	26,467,628
Humana, Inc.	155,300	45,689,260
		248,107,796
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	107,000	32,311,860
Pharmaceuticals - 4.5%
Allergan PLC	250,000	44,027,500
Bristol-Myers Squibb Co.	1,064,200	61,053,154
Johnson & Johnson	1,606,706	212,149,460
Pfizer, Inc.	3,604,636	138,309,883
		455,539,997

TOTAL HEALTH CARE		1,238,182,586

INDUSTRIALS - 9.1%
Aerospace & Defense - 1.0%
General Dynamics Corp.	145,900	25,795,120
United Technologies Corp.	568,953	81,690,272
		107,485,392
Air Freight & Logistics - 0.5%
FedEx Corp.	317,321	48,442,224
Airlines - 0.6%
American Airlines Group, Inc.	2,219,715	66,724,633
Construction & Engineering - 1.0%
AECOM (a)	2,477,120	99,109,571
Electrical Equipment - 0.5%
Sensata Technologies, Inc. PLC (a)	910,898	46,628,869
Industrial Conglomerates - 1.9%
General Electric Co.	19,083,945	190,457,771
Machinery - 0.1%
Caterpillar, Inc.	73,700	10,155,860
Marine - 0.5%
A.P. Moller - Maersk A/S Series B	41,522	52,965,563
Professional Services - 0.9%
Nielsen Holdings PLC	4,709,178	94,937,028
Road & Rail - 1.2%
Norfolk Southern Corp.	682,644	124,241,208
Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc. (a)	2,248,249	88,895,765

TOTAL INDUSTRIALS		930,043,884

INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 0.2%
CommScope Holding Co., Inc. (a)	2,020,300	22,627,360
Electronic Equipment & Components - 0.5%
SYNNEX Corp.	391,900	46,142,306
IT Services - 2.6%
Amdocs Ltd.	1,101,569	71,822,299
Cognizant Technology Solutions Corp. Class A	742,600	45,254,044
DXC Technology Co.	755,700	20,910,219
IBM Corp.	666,500	89,131,045
Sabre Corp.	1,660,500	38,988,540
		266,106,147
Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp.	2,291,500	129,538,495
Software - 1.6%
Citrix Systems, Inc.	319,400	34,769,884
SS&C Technologies Holdings, Inc.	1,485,800	77,276,458
Symantec Corp.	2,447,400	55,996,512
		168,042,854

TOTAL INFORMATION TECHNOLOGY		632,457,162

MATERIALS - 4.1%
Chemicals - 3.3%
DowDuPont, Inc.	1,674,223	110,348,038
Nutrien Ltd.	816,200	39,046,968
Olin Corp.	3,188,400	58,475,256
The Chemours Co. LLC	1,406,500	23,080,665
The Mosaic Co.	1,824,640	36,273,843
Westlake Chemical Corp.	1,179,158	74,510,994
		341,735,764
Containers & Packaging - 0.8%
Crown Holdings, Inc. (a)	1,107,800	80,692,152

TOTAL MATERIALS		422,427,916

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Alexandria Real Estate Equities, Inc.	316,000	50,165,000
American Homes 4 Rent Class A	1,254,500	33,206,615
American Tower Corp.	325,084	70,894,319
Corporate Office Properties Trust (SBI)	1,080,577	32,028,302
Prologis, Inc.	1,186,863	104,159,097
Store Capital Corp.	700,655	28,376,528
VICI Properties, Inc.	1,391,400	32,767,470
Welltower, Inc.	871,400	79,027,266
Weyerhaeuser Co.	1,874,500	54,754,145
		485,378,742
Real Estate Management & Development - 0.3%
Cushman & Wakefield PLC (a)	1,632,900	30,453,585

TOTAL REAL ESTATE		515,832,327

UTILITIES - 6.7%
Electric Utilities - 4.1%
Edison International	1,363,100	85,738,990
Entergy Corp.	699,100	84,926,668
Exelon Corp.	1,848,100	84,070,069
FirstEnergy Corp.	1,669,300	80,660,576
NextEra Energy, Inc.	334,867	79,812,201
		415,208,504
Independent Power and Renewable Electricity Producers - 0.8%
Vistra Energy Corp.	3,017,700	81,568,431
Multi-Utilities - 1.8%
Dominion Energy, Inc.	1,127,000	93,033,850
Sempra Energy	635,799	91,879,313
		184,913,163

TOTAL UTILITIES		681,690,098

TOTAL COMMON STOCKS
(Cost $8,727,720,620)		9,955,300,865
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.77% to 1.95% 11/29/19 to 12/26/19
(Cost $2,783,347)	2,790,000	2,784,358
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund 1.83% (c)	144,187,802	$144,216,639
Fidelity Securities Lending Cash Central Fund 1.84% (c)(d)	19,134,615	19,136,529
TOTAL MONEY MARKET FUNDS
(Cost $163,352,308)		163,353,168
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $8,893,856,275)		10,121,438,391
NET OTHER ASSETS (LIABILITIES) - 0.8%		79,992,158
NET ASSETS - 100%		$10,201,430,549

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	1,597	Dec. 2019	$101,960,465	$13,686	$13,686

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,196,235
Fidelity Securities Lending Cash Central Fund	16,902
Total	$6,213,137

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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